Nature of Operations (Details)	Jun. 30, 2023
Shenping Yin [Member]
Nature of Operations (Details) [Line Items]
Ownership percentage	29.83%
Xiaoyang Huang [Member]
Nature of Operations (Details) [Line Items]
Ownership percentage	44.74%
Spouse of Shenping Yin [Member]
Nature of Operations (Details) [Line Items]
Ownership percentage	25.43%